Finance Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Expenses Net Abstract [Abstract]
Finance income from contract asset in respect of concession arrangements	$ 0	$ 0	$ 10,294
Changes in the fair value of financial instruments measured at fair value through profit or loss	665	4,580	4,425
Finance income from loans to investee entities	4,186	2,881	1,765
Finance income from loans to non-controlling interests	610	702	230
Finance income from deposits in banks	14,595	12,272	9,833
Finance income from hedging transactions	20,795	0	0
Exchange differences	0	0	10,250
Other	0	4	2
Finance income	$ 40,851	$ 20,439	$ 36,799